CIRR-system	12 Months Ended
Dec. 31, 2024
CIRR-system
CIRR-system

Note 24. CIRR-system

Pursuant to the Company’s assignment as stated in its owner instruction issued by the Swedish government, SEK administers credit granting in the Swedish system for officially supported export credits (CIRR-system). SEK receives compensation from the Swedish government in the form of an administrative compensation, which is calculated based on the principal amount outstanding.

The administrative compensation paid by the state to SEK is recognized in the CIRR-system as administrative remuneration to SEK. Refer to the following tables of the statement of comprehensive income and statement of financial positions for the CIRR-system, presented as reported to the owner. Interest expenses include interest expenses for loans between SEK and the CIRR-system, which reflects the borrowing cost for the CIRR-system. Interest expenses for derivatives hedging CIRR-loans are also recognized as interest expenses, which differ from SEK’s accounting principles. Arrangement fees to SEK are recognized together with other arrangement fees as interest expenses.

In addition to the CIRR-system, SEK administers the Swedish government’s previous concessionary credit program according to the same principles as the CIRR-system. No new lending is being offered under the concessionary credit program. As of December 31, 2024, concessionary loans outstanding amounted to Skr 64 million (year-end 2023: Skr 174 million) and operating profit for the program amounted to Skr -7 million for the period January-December 2024 (2023: Skr -17 million). SEK´s administrative compensation for administrating the concessionary credit program amounted to Skr 0 million (2023: Skr 1 million).

Statement of comprehensive income for the CIRR-system

Skr mn	2024	2023
Interest income	2,302	2,329
Interest expenses	-2,070	-1,904
Interest compensation	—	—
Foreign exchange effects	1	1
Profit before compensation to SEK	233	426
Administrative remuneration to SEK	-240	-260
Operating profit CIRR-system	-7	166
Reimbursement to (-) / from (+) the State	7	-166

Statement of financial position for the CIRR-system

Skr mn	Dec 31, 2024	Dec 31, 2023
Cash and cash equivalents	0	1
Loans	101,657	101,361
Derivatives	3,939	4,334
Other assets	217	179
Prepaid expenses and accrued revenues	1,817	1,711
Total assets	107,630	107,586

Liabilities	106,093	105,642
Derivatives	266	859
Accrued expenses and prepaid revenues	1,271	1,085
Total liabilities and equity	107,630	107,586

Commitments
Committed undisbursed loans	42,007	36,505